DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 19 – DERIVATIVE FINANCIAL INSTRUMENTS

Please refer to note 21 “Financial Instruments” for further information on fair value hierarchies.

USDm	2020	2019
Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward freight agreements	(3.2)	(0.3)
Bunker swaps	4.5	0.0

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts	2.0	(0.4)
Interest rate swaps	(23.5)	(11.1)
Fair value of derivatives as of 31 December	(20.2)	(11.8)

Derivative financial instruments are presented as below on the balance sheet:

	Financial	Financial
USDm	assets	liabilities
2020
Offsetting financial assets and financial liabilities:
Gross amount	9.9	(30.1)
Offsetting amount	(5.4)	5.4
Net amount presented in the statement of financial position	4.5	(24.7)

	Financial	Financial
USDm	assets	liabilities
2019
Offsetting financial assets and financial liabilities:
Gross amount	0.7	(12.5)
Offsetting amount	(0.2)	0.2
Net amount presented in the statement of financial position	0.5	(12.3)

Hedging of risks with derivative financial instruments are made with a ratio of 1:1. Sources of ineffectiveness are mainly derived from differences in timing and credit risk adjustments. Any ineffective portions of the cash flow hedges are recognized in the income statement as financial items. Value adjustments of the effective part of cash flow hedges are recognized directly in comprehensive income. Gains and losses on cash flow hedges are upon realization transferred from the equity hedging reserve into the income statement.

TORM held at year end 2020 and 2019 the following derivative financial instruments designated as hedge accounting:

Hedge accounting			Expected maturity
	Notional
2020	value	Unit	2021	2022	After 2022
Forward exchange contracts (USD/DKK) ¹⁾	231.5	DKKm	231.5	—	—
Interest rate swaps ²⁾	757.5	USDm	318.0	84.0	355.5
Bunker swaps ³⁾	19,783	MT	19,783	—	—

1)    The average hedge of USD/DKK currency was 6,4.

2)    The average interest rate was 2.11% plus margin.

2)    The average price of the hedging instruments was USD 326.9.

Hedge accounting			Expected maturity
	Notional
2019	value	Unit	2020	2021	After 2021
Forward exchange contracts (USD/DKK) ¹⁾	222.5	DKKm	222.5	—	—
Interest rate swaps ²⁾	597.8	USDm	120.5	239.5	237.8
Bunker swaps 3)	4,725	MT	4,725	—	—

1)    The average hedge of USD/DKK currency was 6,5.

2)    The average interest rate was 2.33% plus margin.

2)    The average price of the hedging instruments was USD 652.0

Interest rate swaps with a fair value of USD 23.5m (net loss) are designated as hedge accounting relationships to fix a part of TORM’s interest payments during the period 2021‑2026 with a notional value of USD 757.5m (2019: USD 597.8m, 2018: USD 512.8m).

The derivatives are not under central clearing but are settled on a bilateral basis with the counterparties. All contracts are settled in a net amount per counterparty, and therefore the net value per counterparty is presented in the financial statement.

Cash collateral of USD 43.8m (2019: USD 13.0m) has been provided as security for the agreements relating to derivative financial instruments, which does not meet the offsetting criteria in IAS 32, but it can be offset against the net amount of the derivative asset and derivative liability in case of default and insolvency or bankruptcy in accordance with associated collateral arrangements.

TORM did not enter into any enforceable netting arrangements.

Further details on derivative financial instruments are provided in note 20 and note 21.

Forward freight agreements of USD 1.9m (net gain) have been recognized in the income statement in 2020 (2019: USD 0.4m, 2018: USD -2.1m). FFAs are used to mitigate fluctuations in the freight rates of vessels with a duration of 0–24 months. The FFAs are not designated for hedge accounting.

Bunker swap agreements of USD 2.9m (net gain) have been recognized in the income statement in 2020 (2019: USD -0.1m, 2018: USD 1.1m). Bunker swaps with a duration similar to the period hedged are used to reduce the exposure to fluctuations in bunker prices for fixed voyages. Bunker swap agreements are designated as hedge accounting when appropriate.

Forward exchange contracts with a fair value of USD 2.0m (net gain) are designated as hedge accounting relationships to hedge a part of TORM’s payments in 2020 regarding administrative and operating expenses denominated in DKK with a notional value of DKK 231.5m (2019: DKK 222.5m, 2018: DKK 250.0m).

The table below shows realized amounts as well as fair value adjustments regarding derivative financial instruments recognized in the income statements and equity in 2020, 2019 and 2018.

						Other
						comprehensive
	Income statement					income	Equity
		Port expenses,					Hedging reserves
		bunkers and		Operating	Administrative	Adjustment to	as of 31
USDm	Revenue	commissions	Financial items	expenses	expenses	hedging reserve	December
2020
Forward freight agreements	1.9					—	—
Bunker swaps		2.9				1.1	0.8
Forward exchange contracts				(0.1)	0.1	2.4	2.0
Interest rate swaps			(5.7)			(12.4)	(23.5)
Total	1.9	2.9	(5.7)	(0.1)	0.1	(8.9)	(20.7)

2019
Forward freight agreements	0.4	—	—	—	—	(0.5)	—
Bunker swaps	—	(0.1)	—	—	—	0.9	(0.3)
Forward exchange contracts	—	—	—	(2.0)	(1.5)	1.4	(0.4)
Interest rate swaps	—	—	2.1	—	—	(13.8)	(11.1)
Total	0.4	(0.1)	2.1	(2.0)	(1.5)	(12.0)	(11.8)

2018
Forward freight agreements	(2.1)	—	—	—	—	0.9	0.5
Bunker swaps	—	1.1	—	—	—	(2.0)	(1.2)
Forward exchange contracts	—	—	—	0.1	0.2	(3.7)	(1.8)
Interest rate swaps	—	—	1.0	—	—	(2.3)	2.8
Total	(2.1)	1.1	1.0	0.1	0.2	(7.1)	0.3

1)    Fair value adjustments on hedging instruments added to the hedging reserves for interest rate swaps, are for 2020 USD -18.1, for 2019 -11.7m and for 2018 USD -1.3m.

[2]⁾    The hedging reserves as of 31 December of the derivatives used for cash flow hedge is equal to the entire fair value of the hedge instruments as no ineffectiveness has been identified and the reserve includes open hedge instruments, only.

Please refer to note 20 for further information on commercial and financial risks.